Bank borrowings	12 Months Ended
Dec. 31, 2023
Bank borrowings
Bank borrowings

15.          Bank borrowings

	December 31,	December 31,
(In thousands)	2022	2023
Bank borrowings, current portion	7,024	6,906
Bank borrowings, non-current portion	24,750	15,539
Total	31,774	22,445

The bank borrowings were borrowed by Shenzhen Xunlei for the construction of Xunlei Tower, which was pledged by the land use rights and Xunlei Tower. The interest expense of USD1,000,000 and USD1,593,000 has been capitalized for the years ended December 31, 2021 and 2022, the interest expense of USD1,360,000 has been expensed for the year ended December 31, 2023, respectively. The capitalized interest amount included in the carrying amount of Xunlei Tower is depreciated according to the Group’s accounting policies as stated in note 2(j).

The bank borrowings are denominated in RMB, and the interest rates are calculated based on the Loan Prime Rate plus 15 , 30 or 98.5 basis points.

As of December 31, 2023, the bank borrowings will be due according to the following schedule:

(In thousands)	Principal amounts
Within 1 year	6,906
Between 1 to 2 years	6,906
Between 2 to 3 years	6,906
Between 3 to 4 years	1,727